General information	12 Months Ended
Dec. 31, 2022
General information
General information
1.	General information

1.1 Reporting entity

Sportradar Group AG (the “Company”) and its subsidiaries (together, the “Group” or “Sportradar”) is a leading provider of sports data services and premium partner for the sports betting and media industries. The Group provides sports data services to the bookmaking world with its brand “Betradar” and to the international media industry under the brand “Sportradar Media Services”.

The parent company, Sportradar Group AG, was incorporated on June 24, 2021 as a stock corporation under the laws of Switzerland, located in St. Gallen, Switzerland, and is registered in the Commercial Register of the district court in St. Gallen. Sportradar Group AG is a publicly listed holding company and it held 100% equity interest in Sportradar Holding AG, which was the parent company of the Group before that date. In 2021, Sportradar Group AG became a publicly listed holding company and its sole material asset became its equity interest in Sportradar Holding AG. As the sole direct holder of equity in Sportradar Holding AG (which is the Company’s predecessor for financial reporting purposes and was merged into Sportradar Group AG in June 2022), Sportradar Group AG operates our business and controls its strategic decisions and day-to-day operations.

In connection with the initial public offering of the Company (the “IPO”) in September 2021, the Group completed a series of reorganization transactions whereby all of the outstanding ordinary shares and participation certificates of Sportradar Holding AG (excluding directly or indirectly held treasury shares) were contributed and transferred, directly or indirectly, to Sportradar Group AG in exchange for newly issued Class A and Class B ordinary shares of Sportradar Group AG (the “Reorganization Transactions”). The Reorganization Transactions included the following:

●	Formation of Sportradar Group AG – on June 24, 2021, Carsten Koerl, the Founder and Chief Executive Officer of the Company, incorporated Sportradar Group AG, a Swiss corporation, contributed CHF 100,000 and received 1,000,000 ordinary shares of Sportradar Group AG, CHF 0.10 nominal value per share.
●	Contribution of ordinary shares and participation certificates in Sportradar Holding AG - prior to the completion of the IPO, (i) all of the existing shareholders and holders of participation certificates (other than Carsten Koerl) contributed their ordinary shares and/or participation certificates of Sportradar Holding AG to Sportradar Group AG and received Class A ordinary shares in Sportradar Group AG and (ii) Carsten Koerl contributed his ordinary shares of Sportradar Holding AG to Sportradar Group AG and received (a) 2,500,000 Class A ordinary shares and (b) 903,670,701 Class B ordinary shares, in each case, of Sportradar Group AG.
●	Contribution of participation certificates under the Management Participation Program - certain of our directors and executive officers participate in our Management Participation Program (the “MPP”), under which participants indirectly purchased participation certificates of Sportradar Holding AG through Slam InvestCo S.à r.l. (“MPP Co”), a special purpose vehicle established to hold participation certificates of Sportradar Holding AG for the MPP. In connection with the IPO, MPP participants contributed their shares of MPP Co to Sportradar Group AG and MPP Co became a subsidiary of Sportradar Group AG. The MPP participants, in exchange, received Class A ordinary shares, a portion of which was vested and no longer subject to repurchase and a portion of which was initially unvested and subject to repurchase by us upon a termination of employment in certain circumstances. The vesting schedule generally provides for 35% of each participant’s Class A ordinary shares to vest immediately upon the consummation of the IPO and for the remaining 65% to vest in three equal installments on each of December 31, 2022, 2023 and 2024. The MPP participants received 9,566,464 Class A ordinary shares as part of the Reorganization Transactions, based upon the initial public offering price per share of $27.00.
●	Conversion of options under the Phantom Option Plan - Phantom Option Plan (the “POP”) is maintained for certain key employees, who are not executive officers. The participants are entitled to bonus payments calculated by reference to the value of a hypothetical option to purchase shares of Sportradar Holding AG. Based upon the initial public offering price of $27.00, the outstanding awards under the POP were converted into 66,744 restricted stock units, which were granted to the POP participants pursuant to and under the Sportradar Group AG Omnibus Stock Plan.

The Company completed its listing on The Nasdaq Global Select Market on September 14, 2021 under the ticker symbol “SRAD”, offering 19,000,000 Class A ordinary shares at the price of USD 27 per share.

In 2021, Sportradar Group AG was incorporated and inserted at the top of an existing group (Sportradar Holding AG), which is a business as defined in IFRS 3 Business Combinations (“IFRS 3”). Sportradar Group AG issued shares to the existing shareholders of Sportradar Holding AG in exchange for the shares already held in Sportradar Holding AG. There were no changes to the shareholder group. Furthermore, the incorporation and insertion of Sportradar Group AG at the top of Sportradar Holding AG was completed purely for the purpose of the IPO transaction (i.e., the transaction was a restructuring of business activities before a listing transaction). The transaction does not meet the definition of business combination under IFRS 3, because neither Sportradar Group AG nor Sportradar Holding AG can be identified as an acquirer. Sportradar Holding AG represents a single business therefore, book value accounting applies and the equity was adjusted to reflect the new structure. The consolidated financial statements of Sportradar Group AG for the year ended December 31, 2021 reflect that the arrangement is in substance a continuation of the existing group. The 2021 consolidated financial statements of Sportradar Group AG are presented using the carrying amounts from the consolidated financial statements of Sportradar Holding AG. The equity structure (that is, the issued share capital) reflects that of Sportradar Group AG, with other amounts in equity (such as revaluation reserve and retained earnings) being those from the consolidated financial statements of Sportradar Holding AG. The resulting difference was recognized during the year ended December 31, 2021 as a component of equity as follows:

	Class A	Class B
Capital and reserves	ordinary	ordinary		Particip.
in number of shares	shares	shares	Shares	certificates
Reorganization transactions	180,341,159	903,670,701	(344,611)	(158,709)

Capital and reserves
expressed in	Ordinary	Share	Treasury	Additional paid in	Particip.
thousands of Euros	shares	capital	shares	capital	certificates
Reorganization transactions	24,890	(302)	624	(125,136)	(164)

The consolidated financial statements for the financial years ended December 31, 2022 were approved and authorized for issue by our Board of Directors on March 14, 2023.

1.2 Basis of preparation

The consolidated financial statements have been prepared in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared on an accrual basis applying the historical cost concept, except for certain financial instruments that are measured at fair value.

The accounting policies set out below comply with each respective IFRS effective at the end of the Group reporting period, which was December 31, 2022. They have all been applied consistently throughout the year and the preceding years.

Certain monetary amounts, percentages, and other figures included in this report have been subject to rounding adjustments. Accordingly, figures shown as totals in certain tables may not be the arithmetic aggregation of the figures that precede them.

1.3 Basis of consolidation

The consolidated financial statements comprise the financial statements of Sportradar Group AG and its subsidiaries as of December 31, 2021 and 2022 and the for the years ended December 31, 2020, 2021 and 2022 and the Group’s share of the results and net assets of its associates and joint arrangements. A subsidiary is an entity controlled by the Group. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. Intercompany transactions, balances, unrealized losses and unrealized gains on transactions between Group companies are eliminated in preparing the consolidated financial statements. Accounting policies of subsidiaries are consistent with the policies adopted by the Group.

Non-controlling interests are measured initially at their proportionate share of the acquired entity’s identifiable net assets at the date of acquisition. Non-controlling interests are the proportionate share of the results and the equity in a subsidiary not attributable, directly or indirectly, to a parent. Non-controlling interests in the net assets and in the results of consolidated subsidiaries are identified separately from the Group’s equity and results. Non-controlling interests consist of the amount of those interests at the date of the business combination and the non-controlling interests’ share of changes in equity since that date.

Profit or loss and each component of Other Comprehensive Income (“OCI”) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in the consolidated statements of profit or loss and other comprehensive income. Any investment retained is recognized at fair value.

1.4 Global economic conditions

The Group’s financial performance is subject to global economic conditions and their impact on levels of entertainment and discretionary consumer spending. Economic recessions have had, and may continue to have, far reaching adverse consequences across many industries, including the global sports entertainment and gaming industries, which may adversely affect our business, and financial condition or results of operation.

COVID-19 impact

The year ended December 31, 2022 is the third annual reporting period in which the Group was impacted by the COVID-19 pandemic. The coronavirus outbreak experienced since March 2020 resulted in difficult decisions for the sports industry. Many major sporting events, matches and competitions were cancelled, moved or postponed. This led to a decline in the available content the Group delivered to its clients. At the start of the pandemic, the pandemic was recognized as a risk for the Group, including risks related to health, strategic, operational and financial objectives. In response, the Group secured and delivered alternative content to its clients to mitigate the cancellation of traditional sports data. This included newly acquired live content (i.e., table tennis, badminton), E-sports leagues and virtual content. The Group negotiated with sport rights holders to suspend or postpone license payments. During 2020, the Group recognized grants of €3,179 received under furlough schemes on a net basis in the consolidated statement of profit or loss and other comprehensive income within personnel expenses where the related wages and salaries for the furloughed employees were recognized. There is no outstanding balance of receivable related to such grants as of December 31, 2021 or 2022, respectively. The second wave of the outbreak, which came into effect in October 2020, continued to be in place at the beginning of the year 2021. Later in 2021, countries began unlocking and approved vaccines which provided higher protection against the disease. Throughout 2022, the Group has largely returned to pre-pandemic revenue generation levels and have not observed significant changes in customer behavior. Although the pandemic adversely impacted our business in 2020 due to cancelled live sporting events, management actions helped to partially mitigate the extent of the impact and the Group has demonstrated its ability to rapidly adapt to challenging environments. The Group continues to focus on two objectives: (1) supporting customers with mission-critical alternative content throughout a period where traditional sports events were no longer available and (2) streamlining its own operations to preserve profitability and cash generation. Those measures have now become the way the Group operates the business as it dials the volume content up or down depending on changes and disruption to the live event calendar.

Ukraine-Russia conflict impact

Russia’s invasion of Ukraine and the uncertainty surrounding the escalating conflict is recognized as a risk by the Group as the Ukraine-Russia conflict could continue to negatively impact global and regional financial markets, higher unemployment, financial market volatility, among other factors. In light of the situation in Ukraine, the Company has suspended the acquisition of new customers in Russia. Revenue from Russian customers was less than 1% of consolidated revenue of the Group for the year ended December 31, 2022.

1.5 Going concern

Management has reviewed the Group’s budget, considered the assumptions used in the budget, including potential impact of the COVID-19 pandemic and other risks which might impact its performance in the near future. Taking into account significant positive cash inflows from operating activities, current and future developments and principal risks and uncertainties, and making appropriate inquiries, management has a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, which is at least 12 months from the date when these consolidated financial statements were authorized for issue. Accordingly, management is satisfied that the consolidated financial statements should be prepared on a going concern basis. The Group’s financial position, cash flows, liquidity position and debt facility are described in the financial statements.